GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA

NOTE 7 – GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA

The Company derives revenues from selling its products directly to patients as well as through distributor agreements. The following is a summary of revenues within geographic areas:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
United States	$349,000	$445,000	$2,047,000	$1,037,000
Europe	8,000	-	8,000	19,000
Australia/New Zealand	7,000	2,000	21,000	15,000
Asia	-	-	-	1,000
Other	12,000	11,000	38,000	34,000
Total	$376,000	$458,000	$2,114,000	$1,106,000

The vast majority of the Company’s long-lived assets are all located in Israel.

For both the three and nine months ended September 30, 2024, the Company’s largest customer comprised approximately 24% and 38% of total revenues in each of the respective periods. During the three and nine months ended September 30, 2023, the Company’s two largest customers comprised approximately 96% and 93% of total revenues in each of the respective periods. Customer one comprised 49% and 58% in each of the respective periods, while the other remaining customer comprised 46% and 35%, respectively.

NOTE 9 - GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA

Summary information about geographic areas:

The Company manages its business on the basis of one reportable segment and derives revenues from selling its products directly to patients as well as through distributor agreements. The following is a summary of revenues within geographic areas:

	Year Ended December 31,
	2023	2022
United States	$2,162,000	$710,000
Europe	101,000	25,000
Australia	19,000	9,000
Israel	1,000	-
India	-	3,000
Other	-	5,000
Total	$2,283,000	$752,000

The Company’s long-lived assets are all located in Israel.

During the year end December 31, 2023, the Company generated approximately $917,800 in revenue from its major distributor, UPPI. This represents approximately 40% of the company’s total revenue for the year.